Catalyst/CIFC Floating Rate Income Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/CIFC Floating Rate Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on March 29, 2019, (SEC Accession No. 0001580642-19-001631).